Assets and Related Liabilities Held For Sale (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Disclosure of Long Lived Assets and Liabilities Held-for-sale
The Company's assets and related liabilities held for sale are summarized below:

(In thousands)	March 31, 2019	December 31, 2018
Assets
Restricted cash	$5,192	$6,213
Real estate, net	4,635,406	3,645,406
Equity investment	12,937	13,422
Goodwill	20,000	20,000
Intangible assets, net	166,187	135,924
Other assets	226,641	146,380
Due from affiliates	2,472	2,290
Total assets held for sale	$5,068,835	$3,969,635

Liabilities
Debt, net	$1,909,386	$1,064,585
Lease intangibles and other liabilities, net	114,725	153,910
Total liabilities related to assets held for sale	$2,024,111	$1,218,495

The Company's assets and related liabilities held for sale are summarized below:

(In thousands)	December 31, 2018	December 31, 2017
Assets
Restricted cash	$6,213	$5,186
Real estate, net	3,645,406	3,171,777
Equity investment	13,422	2,840
Goodwill (1)	20,000	40,000
Intangible assets, net	135,924	126,209
Other assets	146,380	61,361
Due from affiliates	2,290	1,157
Total assets held for sale	$3,969,635	$3,408,530

Liabilities
Debt, net	$1,064,585	$1,198,363
Lease intangibles and other liabilities, net	153,910	149,749
Total liabilities related to assets held for sale	$1,218,495	$1,348,112
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(1)	Goodwill is associated with the broker-dealer and the industrial businesses. The broker-dealer business was contributed to the Colony S2K joint venture, an equity method investee, in April 2018.